Leases	12 Months Ended
Dec. 31, 2014
Leases
LEASES

Leases of property, plant and equipment are for remaining periods up to 35 years and require payments of related property taxes, maintenance and operating costs.  The majority of the leases have purchase or renewal options and will be renewed or replaced by other leases.

Lease rentals for both operating and capital leases are generally charged to Other Operation and Maintenance expense in accordance with rate-making treatment for regulated operations.  Additionally, for regulated operations with capital leases, a capital lease asset and offsetting liability are recorded at the present value of the remaining lease payments for each reporting period.  Capital leases for nonregulated property are accounted for as if the assets were owned and financed.  The components of rental costs are as follows:

	Years Ended December 31,
Lease Rental Costs	2014	2013	2012
	(in millions)
Net Lease Expense on Operating Leases	$304	$327	$346
Amortization of Capital Leases	109	74	73
Interest on Capital Leases	26	28	29
Total Lease Rental Costs	$439	$429	$448

The following table shows the property, plant and equipment under capital leases and related obligations recorded on the balance sheets.  Capital lease obligations are included in Other Current Liabilities and Deferred Credits and Other Noncurrent Liabilities on the balance sheets.

	December 31,
Property, Plant and Equipment Under Capital Leases	2014	2013
	(in millions)
Generation	$104	$103
Other Property, Plant and Equipment	683	627
Total Property, Plant and Equipment Under Capital Leases	787	730
Accumulated Amortization	240	197
Net Property, Plant and Equipment Under Capital Leases	$547	$533

Obligations Under Capital Leases
Noncurrent Liability	$441	$428
Liability Due Within One Year	111	110
Total Obligations Under Capital Leases	$552	$538

Future minimum lease payments consisted of the following as of December 31, 2014:

Future Minimum Lease Payments	Capital Leases	Noncancelable Operating Leases
	(in millions)
2015	$134	$293
2016	120	267
2017	98	253
2018	63	239
2019	46	223
Later Years	239	693
Total Future Minimum Lease Payments	700	$1,968
Less Estimated Interest Element	148
Estimated Present Value of Future Minimum Lease Payments	$552

Master Lease Agreements

We lease certain equipment under master lease agreements.  Under the lease agreements, the lessor is guaranteed a residual value up to a stated percentage of either the unamortized balance or the equipment cost at the end of the lease term.  If the actual fair value of the leased equipment is below the guaranteed residual value at the end of the lease term, we are committed to pay the difference between the actual fair value and the residual value guarantee.  Historically, at the end of the lease term, the fair value has been in excess of the unamortized balance.  As of December 31, 2014, the maximum potential loss for these lease agreements was approximately $26 million assuming the fair value of the equipment is zero at the end of the lease term.

Rockport Lease

AEGCo and I&M entered into a sale-and-leaseback transaction in 1989 with Wilmington Trust Company (Owner Trustee), an unrelated, unconsolidated trustee for Rockport Plant, Unit 2 (the Plant).  The Owner Trustee was capitalized with equity from six owner participants with no relationship to AEP or any of its subsidiaries and debt from a syndicate of banks and securities in a private placement to certain institutional investors.

The gain from the sale was deferred and is being amortized over the term of the lease, which expires in 2022.  The Owner Trustee owns the Plant and leases it equally to AEGCo and I&M.  The lease is accounted for as an operating lease with the payment obligations included in the future minimum lease payments schedule earlier in this note.  The lease term is for 33 years with potential renewal options.  At the end of the lease term, AEGCo and I&M have the option to renew the lease or the Owner Trustee can sell the Plant.  AEP, AEGCo and I&M have no ownership interest in the Owner Trustee and do not guarantee its debt.  The future minimum lease payments for this sale-and-leaseback transaction as of December 31, 2014 are as follows:

Future Minimum Lease Payments	AEGCo	I&M
	(in millions)
2015	$74	$74
2016	74	74
2017	74	74
2018	74	74
2019	74	74
Later Years	222	222
Total Future Minimum Lease Payments	$592	$592

Railcar Lease

In June 2003, AEP Transportation LLC (AEP Transportation), a subsidiary of AEP, entered into an agreement with BTM Capital Corporation, as lessor, to lease 875 coal-transporting aluminum railcars.  The lease is accounted for as an operating lease.  In January 2008, AEP Transportation assigned the remaining 848 railcars under the original lease agreement to I&M (390 railcars) and SWEPCo (458 railcars).  The assignment is accounted for as operating leases for I&M and SWEPCo.  The initial lease term was five years with three consecutive five-year renewal periods for a maximum lease term of twenty years.  I&M and SWEPCo intend to renew these leases for the full lease term of twenty years via the renewal options.  The future minimum lease obligations are $11 million and $13 million for I&M and SWEPCo, respectively, for the remaining railcars as of December 31, 2014.  These obligations are included in the future minimum lease payments schedule earlier in this note.

Under the lease agreement, the lessor is guaranteed that the sale proceeds under a return-and-sale option will equal at least a lessee obligation amount specified in the lease, which declines from approximately 83% of the projected fair value of the equipment under the current five-year lease term to 77% at the end of the 20-year term.  I&M and SWEPCo have assumed the guarantee under the return-and-sale option.  The maximum potential losses related to the guarantee are approximately $9 million and $10 million for I&M and SWEPCo, respectively, assuming the fair value of the equipment is zero at the end of the current five-year lease term.  However, we believe that the fair value would produce a sufficient sales price to avoid any loss.

Sabine Dragline Lease

During 2009, Sabine entered into capital lease arrangements with a nonaffiliated company to finance the purchase of two electric draglines to be used for Sabine’s mining operations totaling $47 million.  The amounts included in the lease represented the aggregate fair value of the existing equipment and a sale-and-leaseback transaction for additional dragline rebuild costs required to keep the dragline operational.  These capital lease assets are included in Other Property, Plant and Equipment on our December 31, 2014 and 2013 balance sheets.  The short-term and long-term capital lease obligations are included in Other Current Liabilities and Deferred Credits and Other Noncurrent Liabilities on our December 31, 2014 and 2013 balance sheets.  The future payment obligations are included in our future minimum lease payments schedule earlier in this note.

I&M Nuclear Fuel Lease

In November 2013, I&M entered into a sale-and-leaseback transaction with IMP 11-2013, a nonaffiliated Ohio Trust, to lease nuclear fuel for I&M’s Cook Plant.  In November 2013, I&M sold a portion of its unamortized nuclear fuel inventory to the trust for $110 million.  The lease has a variable rate based on one month LIBOR and is accounted for as a capital lease with lease terms up to 54 months. The future payment obligations of $67 million are included in our future minimum lease payments schedule earlier in this note.  The net capital lease asset is included in Other Property, Plant and Equipment and the short-term and long-term capital lease obligations are included in Other Current Liabilities and Deferred Credits and Other Noncurrent Liabilities, respectively, on our December 31, 2014 balance sheet.  The future minimum lease payments for the sale-and-leaseback transaction as of December 31, 2014 are as follows, based on estimated fuel burn:

Future Minimum Lease Payments	I&M
(in millions)
2015	$32
2016	27
2017	6
2018	2
Total Future Minimum Lease Payments	$67

Appalachian Power Co [Member]
Leases
LEASES

Leases of property, plant and equipment are for remaining periods up to 35 years and require payments of related property taxes, maintenance and operating costs.  The majority of the leases have purchase or renewal options and will be renewed or replaced by other leases.

Lease rentals for both operating and capital leases are generally charged to Other Operation and Maintenance expense in accordance with rate-making treatment for regulated operations.  Additionally, for regulated operations with capital leases, a capital lease asset and offsetting liability are recorded at the present value of the remaining lease payments for each reporting period.  Capital leases for nonregulated property are accounted for as if the assets were owned and financed.  The components of rental costs are as follows:

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$18,348	$93,440	$6,610	$3,171	$5,465
Amortization of Capital Leases	5,525	44,369	5,714	4,227	14,960
Interest on Capital Leases	1,012	2,834	1,189	747	7,369
Total Lease Rental Costs	$24,885	$140,643	$13,513	$8,145	$27,794

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$17,500	$95,606	$57,814	$4,131	$6,328
Amortization of Capital Leases	6,293	11,307	7,800	4,099	15,456
Interest on Capital Leases	1,410	1,870	4,125	782	8,153
Total Lease Rental Costs	$25,203	$108,783	$69,739	$9,012	$29,937

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$15,633	$95,509	$59,836	$5,283	$5,797
Amortization of Capital Leases	7,429	8,429	10,906	3,839	14,793
Interest on Capital Leases	1,782	1,738	3,307	815	9,041
Total Lease Rental Costs	$24,844	$105,676	$74,049	$9,937	$29,631

The following table shows the property, plant and equipment under capital leases and related obligations recorded on the Registrant Subsidiaries’ balance sheets.  Unless shown as a separate line on the balance sheet due to materiality, current capital lease obligations are included in Other Current Liabilities and long-term capital lease obligations are included in Deferred Credits and Other Noncurrent Liabilities on the Registrant Subsidiaries’ balance sheets.

December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under Capital Leases:
Generation	$14,166	$18,681	$—	$9,625	$35,442
Other Property, Plant and Equipment	19,414	100,419	22,569	16,472	159,472
Total Property, Plant and Equipment	33,580	119,100	22,569	26,097	194,914
Accumulated Amortization	14,040	15,956	8,003	11,796	80,155
Net Property, Plant and Equipment Under Capital Leases	$19,540	$103,144	$14,566	$14,301	$114,759

Obligations Under Capital Leases:
Noncurrent Liability	$14,435	$61,094	$10,996	$10,929	$91,044
Liability Due Within One Year	5,105	42,050	3,570	3,372	17,557

Total Obligations Under Capital Leases	$19,540	$103,144	$14,566	$14,301	$108,601

December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under Capital Leases:
Generation	$13,531	$18,324	$—	$9,675	$34,476
Other Property, Plant and Equipment	18,720	130,249	26,532	15,413	157,853
Total Property, Plant and Equipment	32,251	148,573	26,532	25,088	192,329
Accumulated Amortization	11,379	15,356	9,800	10,957	66,637
Net Property, Plant and Equipment Under Capital Leases	$20,872	$133,217	$16,732	$14,131	$125,692

Obligations Under Capital Leases:
Noncurrent Liability	$15,718	$87,000	$11,212	$10,222	$105,086
Liability Due Within One Year	5,154	46,210	5,520	3,909	17,899

Total Obligations Under Capital Leases	$20,872	$133,210	$16,732	$14,131	$122,985

Future minimum lease payments consisted of the following as of December 31, 2014:

Capital Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$5,668	$42,724	$4,140	$4,001	$23,721
2016	5,063	35,817	3,634	3,575	20,700
2017	4,171	11,419	3,381	3,425	21,863
2018	3,166	6,025	2,854	2,391	11,751
2019	1,146	2,718	747	1,173	10,463
Later Years	1,815	22,467	1,489	1,925	46,016
Total Future Minimum Lease Payments	21,029	121,170	16,245	16,490	134,514
Less Estimated Interest Element	1,489	18,026	1,679	2,189	25,913
Estimated Present Value of Future Minimum Lease Payments	$19,540	$103,144	$14,566	$14,301	$108,601

Noncancelable Operating Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$15,817	$95,357	$13,471	$3,031	$5,392
2016	15,101	89,448	9,575	2,922	4,679
2017	14,669	87,031	9,036	2,760	4,225
2018	13,886	85,858	7,906	2,391	3,754
2019	11,818	85,130	6,765	1,800	3,457
Later Years	42,866	262,263	24,743	5,094	14,819
Total Future Minimum Lease Payments	$114,157	$705,087	$71,496	$17,998	$36,326

Master Lease Agreements

The Registrant Subsidiaries lease certain equipment under master lease agreements.  Under the lease agreements, the lessor is guaranteed a residual value up to a stated percentage of either the unamortized balance or the equipment cost at the end of the lease term.  If the actual fair value of the leased equipment is below the guaranteed residual value at the end of the lease term, the Registrant Subsidiaries are committed to pay the difference between the actual fair value and the residual value guarantee.  Historically, at the end of the lease term the fair value has been in excess of the unamortized balance.  As of December 31, 2014, the maximum potential loss by Registrant Subsidiary for these lease agreements assuming the fair value of the equipment is zero at the end of the lease term is as follows:

Company	Maximum Potential Loss
(in thousands)
APCo	$4,026
I&M	2,861
OPCo	4,829
PSO	2,214
SWEPCo	2,774

Rockport Lease

AEGCo and I&M entered into a sale-and-leaseback transaction in 1989 with Wilmington Trust Company (Owner Trustee), an unrelated, unconsolidated trustee for Rockport Plant, Unit 2 (the Plant).  The Owner Trustee was capitalized with equity from six owner participants with no relationship to AEP or any of its subsidiaries and debt from a syndicate of banks and securities in a private placement to certain institutional investors.

The gain from the sale was deferred and is being amortized over the term of the lease, which expires in 2022.  The Owner Trustee owns the Plant and leases it equally to AEGCo and I&M.  The lease is accounted for as an operating lease with the payment obligations included in the future minimum lease payments schedule earlier in this note.  The lease term is for 33 years with potential renewal options.  At the end of the lease term, AEGCo and I&M have the option to renew the lease or the Owner Trustee can sell the Plant.  AEP, AEGCo and I&M have no ownership interest in the Owner Trustee and do not guarantee its debt.  I&M’s future minimum lease payments for this sale-and-leaseback transaction as of December 31, 2014 are as follows:

Future Minimum Lease Payments	I&M
(in thousands)
2015	$73,854
2016	73,854
2017	73,854
2018	73,854
2019	73,854
Later Years	221,562
Total Future Minimum Lease Payments	$590,832

Railcar Lease

In June 2003, AEP Transportation LLC (AEP Transportation), a subsidiary of AEP, entered into an agreement with BTM Capital Corporation, as lessor, to lease 875 coal-transporting aluminum railcars.  The lease is accounted for as an operating lease.  In January 2008, AEP Transportation assigned the remaining 848 railcars under the original lease agreement to I&M (390 railcars) and SWEPCo (458 railcars).  The assignment is accounted for as operating leases for I&M and SWEPCo.  The initial lease term was five years with three consecutive five-year renewal periods for a maximum lease term of twenty years.  I&M and SWEPCo intend to renew these leases for the full lease term of twenty years via the renewal options.  The future minimum lease obligations are $11 million and $13 million for I&M and SWEPCo, respectively, for the remaining railcars as of December 31, 2014.  These obligations are included in the future minimum lease payments schedule earlier in this note.

Under the lease agreement, the lessor is guaranteed that the sale proceeds under a return-and-sale option will equal at least a lessee obligation amount specified in the lease, which declines from approximately 83% of the projected fair value of the equipment under the current five-year lease term to 77% at the end of the 20-year term.  I&M and SWEPCo have assumed the guarantee under the return-and-sale option.  The maximum potential losses related to the guarantee are approximately $9 million and $10 million for I&M and SWEPCo, respectively, assuming the fair value of the equipment is zero at the end of the current five-year lease term.  However, management believes that the fair value would produce a sufficient sales price to avoid any loss.

Sabine Dragline Lease

During 2009, Sabine entered into capital lease arrangements with a nonaffiliated company to finance the purchase of two electric draglines to be used for Sabine’s mining operations totaling $47 million.  The amounts included in the lease represented the aggregate fair value of the existing equipment and a sale-and-leaseback transaction for additional dragline rebuild costs required to keep the dragline operational.  These capital lease assets are included in Other Property, Plant and Equipment on SWEPCo’s December 31, 2014 and 2013 balance sheets.  The short-term and long-term capital lease obligations are included in Obligations Under Capital Leases on SWEPCo’s December 31, 2014 and 2013 balance sheets.  The future payment obligations are included in SWEPCo’s future minimum lease payments schedule earlier in this note.

I&M Nuclear Fuel Lease

In November 2013, I&M entered into a sale-and-leaseback transaction with IMP 11-2013, a nonaffiliated Ohio trust, to lease nuclear fuel for I&M’s Cook Plant.  In November 2013, I&M sold a portion of its unamortized nuclear fuel inventory to the trust for $110 million.  The lease has a variable rate based on one month LIBOR and is accounted for as a capital lease with lease terms up to 54 months.  The future payment obligations of $67 million are included in I&M’s future minimum lease payments schedule earlier in this note.  The net capital lease asset is included in Other Property, Plant and Equipment and the short-term and long-term capital lease obligations are included in Other Current Liabilities and Deferred Credits and Other Noncurrent Liabilities, respectively, on I&M’s December 31, 2014 balance sheet.  The future minimum lease payments for the sale-and-leaseback transaction as of December 31, 2014 are as follows, based on estimated fuel burn:

Future Minimum Lease Payments	I&M
(in thousands)
2015	$32,173
2016	26,879
2017	5,760
2018	2,397
Total Future Minimum Lease Payments	$67,209

Indiana Michigan Power Co [Member]
Leases
LEASES

Leases of property, plant and equipment are for remaining periods up to 35 years and require payments of related property taxes, maintenance and operating costs.  The majority of the leases have purchase or renewal options and will be renewed or replaced by other leases.

Lease rentals for both operating and capital leases are generally charged to Other Operation and Maintenance expense in accordance with rate-making treatment for regulated operations.  Additionally, for regulated operations with capital leases, a capital lease asset and offsetting liability are recorded at the present value of the remaining lease payments for each reporting period.  Capital leases for nonregulated property are accounted for as if the assets were owned and financed.  The components of rental costs are as follows:

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$18,348	$93,440	$6,610	$3,171	$5,465
Amortization of Capital Leases	5,525	44,369	5,714	4,227	14,960
Interest on Capital Leases	1,012	2,834	1,189	747	7,369
Total Lease Rental Costs	$24,885	$140,643	$13,513	$8,145	$27,794

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$17,500	$95,606	$57,814	$4,131	$6,328
Amortization of Capital Leases	6,293	11,307	7,800	4,099	15,456
Interest on Capital Leases	1,410	1,870	4,125	782	8,153
Total Lease Rental Costs	$25,203	$108,783	$69,739	$9,012	$29,937

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$15,633	$95,509	$59,836	$5,283	$5,797
Amortization of Capital Leases	7,429	8,429	10,906	3,839	14,793
Interest on Capital Leases	1,782	1,738	3,307	815	9,041
Total Lease Rental Costs	$24,844	$105,676	$74,049	$9,937	$29,631

The following table shows the property, plant and equipment under capital leases and related obligations recorded on the Registrant Subsidiaries’ balance sheets.  Unless shown as a separate line on the balance sheet due to materiality, current capital lease obligations are included in Other Current Liabilities and long-term capital lease obligations are included in Deferred Credits and Other Noncurrent Liabilities on the Registrant Subsidiaries’ balance sheets.

December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under Capital Leases:
Generation	$14,166	$18,681	$—	$9,625	$35,442
Other Property, Plant and Equipment	19,414	100,419	22,569	16,472	159,472
Total Property, Plant and Equipment	33,580	119,100	22,569	26,097	194,914
Accumulated Amortization	14,040	15,956	8,003	11,796	80,155
Net Property, Plant and Equipment Under Capital Leases	$19,540	$103,144	$14,566	$14,301	$114,759

Obligations Under Capital Leases:
Noncurrent Liability	$14,435	$61,094	$10,996	$10,929	$91,044
Liability Due Within One Year	5,105	42,050	3,570	3,372	17,557

Total Obligations Under Capital Leases	$19,540	$103,144	$14,566	$14,301	$108,601

December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under Capital Leases:
Generation	$13,531	$18,324	$—	$9,675	$34,476
Other Property, Plant and Equipment	18,720	130,249	26,532	15,413	157,853
Total Property, Plant and Equipment	32,251	148,573	26,532	25,088	192,329
Accumulated Amortization	11,379	15,356	9,800	10,957	66,637
Net Property, Plant and Equipment Under Capital Leases	$20,872	$133,217	$16,732	$14,131	$125,692

Obligations Under Capital Leases:
Noncurrent Liability	$15,718	$87,000	$11,212	$10,222	$105,086
Liability Due Within One Year	5,154	46,210	5,520	3,909	17,899

Total Obligations Under Capital Leases	$20,872	$133,210	$16,732	$14,131	$122,985

Future minimum lease payments consisted of the following as of December 31, 2014:

Capital Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$5,668	$42,724	$4,140	$4,001	$23,721
2016	5,063	35,817	3,634	3,575	20,700
2017	4,171	11,419	3,381	3,425	21,863
2018	3,166	6,025	2,854	2,391	11,751
2019	1,146	2,718	747	1,173	10,463
Later Years	1,815	22,467	1,489	1,925	46,016
Total Future Minimum Lease Payments	21,029	121,170	16,245	16,490	134,514
Less Estimated Interest Element	1,489	18,026	1,679	2,189	25,913
Estimated Present Value of Future Minimum Lease Payments	$19,540	$103,144	$14,566	$14,301	$108,601

Noncancelable Operating Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$15,817	$95,357	$13,471	$3,031	$5,392
2016	15,101	89,448	9,575	2,922	4,679
2017	14,669	87,031	9,036	2,760	4,225
2018	13,886	85,858	7,906	2,391	3,754
2019	11,818	85,130	6,765	1,800	3,457
Later Years	42,866	262,263	24,743	5,094	14,819
Total Future Minimum Lease Payments	$114,157	$705,087	$71,496	$17,998	$36,326

Master Lease Agreements

The Registrant Subsidiaries lease certain equipment under master lease agreements.  Under the lease agreements, the lessor is guaranteed a residual value up to a stated percentage of either the unamortized balance or the equipment cost at the end of the lease term.  If the actual fair value of the leased equipment is below the guaranteed residual value at the end of the lease term, the Registrant Subsidiaries are committed to pay the difference between the actual fair value and the residual value guarantee.  Historically, at the end of the lease term the fair value has been in excess of the unamortized balance.  As of December 31, 2014, the maximum potential loss by Registrant Subsidiary for these lease agreements assuming the fair value of the equipment is zero at the end of the lease term is as follows:

Company	Maximum Potential Loss
(in thousands)
APCo	$4,026
I&M	2,861
OPCo	4,829
PSO	2,214
SWEPCo	2,774

Rockport Lease

AEGCo and I&M entered into a sale-and-leaseback transaction in 1989 with Wilmington Trust Company (Owner Trustee), an unrelated, unconsolidated trustee for Rockport Plant, Unit 2 (the Plant).  The Owner Trustee was capitalized with equity from six owner participants with no relationship to AEP or any of its subsidiaries and debt from a syndicate of banks and securities in a private placement to certain institutional investors.

The gain from the sale was deferred and is being amortized over the term of the lease, which expires in 2022.  The Owner Trustee owns the Plant and leases it equally to AEGCo and I&M.  The lease is accounted for as an operating lease with the payment obligations included in the future minimum lease payments schedule earlier in this note.  The lease term is for 33 years with potential renewal options.  At the end of the lease term, AEGCo and I&M have the option to renew the lease or the Owner Trustee can sell the Plant.  AEP, AEGCo and I&M have no ownership interest in the Owner Trustee and do not guarantee its debt.  I&M’s future minimum lease payments for this sale-and-leaseback transaction as of December 31, 2014 are as follows:

Future Minimum Lease Payments	I&M
(in thousands)
2015	$73,854
2016	73,854
2017	73,854
2018	73,854
2019	73,854
Later Years	221,562
Total Future Minimum Lease Payments	$590,832

Railcar Lease

In June 2003, AEP Transportation LLC (AEP Transportation), a subsidiary of AEP, entered into an agreement with BTM Capital Corporation, as lessor, to lease 875 coal-transporting aluminum railcars.  The lease is accounted for as an operating lease.  In January 2008, AEP Transportation assigned the remaining 848 railcars under the original lease agreement to I&M (390 railcars) and SWEPCo (458 railcars).  The assignment is accounted for as operating leases for I&M and SWEPCo.  The initial lease term was five years with three consecutive five-year renewal periods for a maximum lease term of twenty years.  I&M and SWEPCo intend to renew these leases for the full lease term of twenty years via the renewal options.  The future minimum lease obligations are $11 million and $13 million for I&M and SWEPCo, respectively, for the remaining railcars as of December 31, 2014.  These obligations are included in the future minimum lease payments schedule earlier in this note.

Under the lease agreement, the lessor is guaranteed that the sale proceeds under a return-and-sale option will equal at least a lessee obligation amount specified in the lease, which declines from approximately 83% of the projected fair value of the equipment under the current five-year lease term to 77% at the end of the 20-year term.  I&M and SWEPCo have assumed the guarantee under the return-and-sale option.  The maximum potential losses related to the guarantee are approximately $9 million and $10 million for I&M and SWEPCo, respectively, assuming the fair value of the equipment is zero at the end of the current five-year lease term.  However, management believes that the fair value would produce a sufficient sales price to avoid any loss.

Sabine Dragline Lease

During 2009, Sabine entered into capital lease arrangements with a nonaffiliated company to finance the purchase of two electric draglines to be used for Sabine’s mining operations totaling $47 million.  The amounts included in the lease represented the aggregate fair value of the existing equipment and a sale-and-leaseback transaction for additional dragline rebuild costs required to keep the dragline operational.  These capital lease assets are included in Other Property, Plant and Equipment on SWEPCo’s December 31, 2014 and 2013 balance sheets.  The short-term and long-term capital lease obligations are included in Obligations Under Capital Leases on SWEPCo’s December 31, 2014 and 2013 balance sheets.  The future payment obligations are included in SWEPCo’s future minimum lease payments schedule earlier in this note.

I&M Nuclear Fuel Lease

In November 2013, I&M entered into a sale-and-leaseback transaction with IMP 11-2013, a nonaffiliated Ohio trust, to lease nuclear fuel for I&M’s Cook Plant.  In November 2013, I&M sold a portion of its unamortized nuclear fuel inventory to the trust for $110 million.  The lease has a variable rate based on one month LIBOR and is accounted for as a capital lease with lease terms up to 54 months.  The future payment obligations of $67 million are included in I&M’s future minimum lease payments schedule earlier in this note.  The net capital lease asset is included in Other Property, Plant and Equipment and the short-term and long-term capital lease obligations are included in Other Current Liabilities and Deferred Credits and Other Noncurrent Liabilities, respectively, on I&M’s December 31, 2014 balance sheet.  The future minimum lease payments for the sale-and-leaseback transaction as of December 31, 2014 are as follows, based on estimated fuel burn:

Future Minimum Lease Payments	I&M
(in thousands)
2015	$32,173
2016	26,879
2017	5,760
2018	2,397
Total Future Minimum Lease Payments	$67,209

Ohio Power Co [Member]
Leases
LEASES

Leases of property, plant and equipment are for remaining periods up to 35 years and require payments of related property taxes, maintenance and operating costs.  The majority of the leases have purchase or renewal options and will be renewed or replaced by other leases.

Lease rentals for both operating and capital leases are generally charged to Other Operation and Maintenance expense in accordance with rate-making treatment for regulated operations.  Additionally, for regulated operations with capital leases, a capital lease asset and offsetting liability are recorded at the present value of the remaining lease payments for each reporting period.  Capital leases for nonregulated property are accounted for as if the assets were owned and financed.  The components of rental costs are as follows:

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$18,348	$93,440	$6,610	$3,171	$5,465
Amortization of Capital Leases	5,525	44,369	5,714	4,227	14,960
Interest on Capital Leases	1,012	2,834	1,189	747	7,369
Total Lease Rental Costs	$24,885	$140,643	$13,513	$8,145	$27,794

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$17,500	$95,606	$57,814	$4,131	$6,328
Amortization of Capital Leases	6,293	11,307	7,800	4,099	15,456
Interest on Capital Leases	1,410	1,870	4,125	782	8,153
Total Lease Rental Costs	$25,203	$108,783	$69,739	$9,012	$29,937

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$15,633	$95,509	$59,836	$5,283	$5,797
Amortization of Capital Leases	7,429	8,429	10,906	3,839	14,793
Interest on Capital Leases	1,782	1,738	3,307	815	9,041
Total Lease Rental Costs	$24,844	$105,676	$74,049	$9,937	$29,631

The following table shows the property, plant and equipment under capital leases and related obligations recorded on the Registrant Subsidiaries’ balance sheets.  Unless shown as a separate line on the balance sheet due to materiality, current capital lease obligations are included in Other Current Liabilities and long-term capital lease obligations are included in Deferred Credits and Other Noncurrent Liabilities on the Registrant Subsidiaries’ balance sheets.

December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under Capital Leases:
Generation	$14,166	$18,681	$—	$9,625	$35,442
Other Property, Plant and Equipment	19,414	100,419	22,569	16,472	159,472
Total Property, Plant and Equipment	33,580	119,100	22,569	26,097	194,914
Accumulated Amortization	14,040	15,956	8,003	11,796	80,155
Net Property, Plant and Equipment Under Capital Leases	$19,540	$103,144	$14,566	$14,301	$114,759

Obligations Under Capital Leases:
Noncurrent Liability	$14,435	$61,094	$10,996	$10,929	$91,044
Liability Due Within One Year	5,105	42,050	3,570	3,372	17,557

Total Obligations Under Capital Leases	$19,540	$103,144	$14,566	$14,301	$108,601

December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under Capital Leases:
Generation	$13,531	$18,324	$—	$9,675	$34,476
Other Property, Plant and Equipment	18,720	130,249	26,532	15,413	157,853
Total Property, Plant and Equipment	32,251	148,573	26,532	25,088	192,329
Accumulated Amortization	11,379	15,356	9,800	10,957	66,637
Net Property, Plant and Equipment Under Capital Leases	$20,872	$133,217	$16,732	$14,131	$125,692

Obligations Under Capital Leases:
Noncurrent Liability	$15,718	$87,000	$11,212	$10,222	$105,086
Liability Due Within One Year	5,154	46,210	5,520	3,909	17,899

Total Obligations Under Capital Leases	$20,872	$133,210	$16,732	$14,131	$122,985

Future minimum lease payments consisted of the following as of December 31, 2014:

Capital Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$5,668	$42,724	$4,140	$4,001	$23,721
2016	5,063	35,817	3,634	3,575	20,700
2017	4,171	11,419	3,381	3,425	21,863
2018	3,166	6,025	2,854	2,391	11,751
2019	1,146	2,718	747	1,173	10,463
Later Years	1,815	22,467	1,489	1,925	46,016
Total Future Minimum Lease Payments	21,029	121,170	16,245	16,490	134,514
Less Estimated Interest Element	1,489	18,026	1,679	2,189	25,913
Estimated Present Value of Future Minimum Lease Payments	$19,540	$103,144	$14,566	$14,301	$108,601

Noncancelable Operating Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$15,817	$95,357	$13,471	$3,031	$5,392
2016	15,101	89,448	9,575	2,922	4,679
2017	14,669	87,031	9,036	2,760	4,225
2018	13,886	85,858	7,906	2,391	3,754
2019	11,818	85,130	6,765	1,800	3,457
Later Years	42,866	262,263	24,743	5,094	14,819
Total Future Minimum Lease Payments	$114,157	$705,087	$71,496	$17,998	$36,326

Master Lease Agreements

The Registrant Subsidiaries lease certain equipment under master lease agreements.  Under the lease agreements, the lessor is guaranteed a residual value up to a stated percentage of either the unamortized balance or the equipment cost at the end of the lease term.  If the actual fair value of the leased equipment is below the guaranteed residual value at the end of the lease term, the Registrant Subsidiaries are committed to pay the difference between the actual fair value and the residual value guarantee.  Historically, at the end of the lease term the fair value has been in excess of the unamortized balance.  As of December 31, 2014, the maximum potential loss by Registrant Subsidiary for these lease agreements assuming the fair value of the equipment is zero at the end of the lease term is as follows:

Company	Maximum Potential Loss
(in thousands)
APCo	$4,026
I&M	2,861
OPCo	4,829
PSO	2,214
SWEPCo	2,774

Rockport Lease

AEGCo and I&M entered into a sale-and-leaseback transaction in 1989 with Wilmington Trust Company (Owner Trustee), an unrelated, unconsolidated trustee for Rockport Plant, Unit 2 (the Plant).  The Owner Trustee was capitalized with equity from six owner participants with no relationship to AEP or any of its subsidiaries and debt from a syndicate of banks and securities in a private placement to certain institutional investors.

The gain from the sale was deferred and is being amortized over the term of the lease, which expires in 2022.  The Owner Trustee owns the Plant and leases it equally to AEGCo and I&M.  The lease is accounted for as an operating lease with the payment obligations included in the future minimum lease payments schedule earlier in this note.  The lease term is for 33 years with potential renewal options.  At the end of the lease term, AEGCo and I&M have the option to renew the lease or the Owner Trustee can sell the Plant.  AEP, AEGCo and I&M have no ownership interest in the Owner Trustee and do not guarantee its debt.  I&M’s future minimum lease payments for this sale-and-leaseback transaction as of December 31, 2014 are as follows:

Future Minimum Lease Payments	I&M
(in thousands)
2015	$73,854
2016	73,854
2017	73,854
2018	73,854
2019	73,854
Later Years	221,562
Total Future Minimum Lease Payments	$590,832

Railcar Lease

In June 2003, AEP Transportation LLC (AEP Transportation), a subsidiary of AEP, entered into an agreement with BTM Capital Corporation, as lessor, to lease 875 coal-transporting aluminum railcars.  The lease is accounted for as an operating lease.  In January 2008, AEP Transportation assigned the remaining 848 railcars under the original lease agreement to I&M (390 railcars) and SWEPCo (458 railcars).  The assignment is accounted for as operating leases for I&M and SWEPCo.  The initial lease term was five years with three consecutive five-year renewal periods for a maximum lease term of twenty years.  I&M and SWEPCo intend to renew these leases for the full lease term of twenty years via the renewal options.  The future minimum lease obligations are $11 million and $13 million for I&M and SWEPCo, respectively, for the remaining railcars as of December 31, 2014.  These obligations are included in the future minimum lease payments schedule earlier in this note.

Under the lease agreement, the lessor is guaranteed that the sale proceeds under a return-and-sale option will equal at least a lessee obligation amount specified in the lease, which declines from approximately 83% of the projected fair value of the equipment under the current five-year lease term to 77% at the end of the 20-year term.  I&M and SWEPCo have assumed the guarantee under the return-and-sale option.  The maximum potential losses related to the guarantee are approximately $9 million and $10 million for I&M and SWEPCo, respectively, assuming the fair value of the equipment is zero at the end of the current five-year lease term.  However, management believes that the fair value would produce a sufficient sales price to avoid any loss.

Sabine Dragline Lease

During 2009, Sabine entered into capital lease arrangements with a nonaffiliated company to finance the purchase of two electric draglines to be used for Sabine’s mining operations totaling $47 million.  The amounts included in the lease represented the aggregate fair value of the existing equipment and a sale-and-leaseback transaction for additional dragline rebuild costs required to keep the dragline operational.  These capital lease assets are included in Other Property, Plant and Equipment on SWEPCo’s December 31, 2014 and 2013 balance sheets.  The short-term and long-term capital lease obligations are included in Obligations Under Capital Leases on SWEPCo’s December 31, 2014 and 2013 balance sheets.  The future payment obligations are included in SWEPCo’s future minimum lease payments schedule earlier in this note.

I&M Nuclear Fuel Lease

In November 2013, I&M entered into a sale-and-leaseback transaction with IMP 11-2013, a nonaffiliated Ohio trust, to lease nuclear fuel for I&M’s Cook Plant.  In November 2013, I&M sold a portion of its unamortized nuclear fuel inventory to the trust for $110 million.  The lease has a variable rate based on one month LIBOR and is accounted for as a capital lease with lease terms up to 54 months.  The future payment obligations of $67 million are included in I&M’s future minimum lease payments schedule earlier in this note.  The net capital lease asset is included in Other Property, Plant and Equipment and the short-term and long-term capital lease obligations are included in Other Current Liabilities and Deferred Credits and Other Noncurrent Liabilities, respectively, on I&M’s December 31, 2014 balance sheet.  The future minimum lease payments for the sale-and-leaseback transaction as of December 31, 2014 are as follows, based on estimated fuel burn:

Future Minimum Lease Payments	I&M
(in thousands)
2015	$32,173
2016	26,879
2017	5,760
2018	2,397
Total Future Minimum Lease Payments	$67,209

Public Service Co Of Oklahoma [Member]
Leases
LEASES

Leases of property, plant and equipment are for remaining periods up to 35 years and require payments of related property taxes, maintenance and operating costs.  The majority of the leases have purchase or renewal options and will be renewed or replaced by other leases.

Lease rentals for both operating and capital leases are generally charged to Other Operation and Maintenance expense in accordance with rate-making treatment for regulated operations.  Additionally, for regulated operations with capital leases, a capital lease asset and offsetting liability are recorded at the present value of the remaining lease payments for each reporting period.  Capital leases for nonregulated property are accounted for as if the assets were owned and financed.  The components of rental costs are as follows:

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$18,348	$93,440	$6,610	$3,171	$5,465
Amortization of Capital Leases	5,525	44,369	5,714	4,227	14,960
Interest on Capital Leases	1,012	2,834	1,189	747	7,369
Total Lease Rental Costs	$24,885	$140,643	$13,513	$8,145	$27,794

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$17,500	$95,606	$57,814	$4,131	$6,328
Amortization of Capital Leases	6,293	11,307	7,800	4,099	15,456
Interest on Capital Leases	1,410	1,870	4,125	782	8,153
Total Lease Rental Costs	$25,203	$108,783	$69,739	$9,012	$29,937

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$15,633	$95,509	$59,836	$5,283	$5,797
Amortization of Capital Leases	7,429	8,429	10,906	3,839	14,793
Interest on Capital Leases	1,782	1,738	3,307	815	9,041
Total Lease Rental Costs	$24,844	$105,676	$74,049	$9,937	$29,631

The following table shows the property, plant and equipment under capital leases and related obligations recorded on the Registrant Subsidiaries’ balance sheets.  Unless shown as a separate line on the balance sheet due to materiality, current capital lease obligations are included in Other Current Liabilities and long-term capital lease obligations are included in Deferred Credits and Other Noncurrent Liabilities on the Registrant Subsidiaries’ balance sheets.

December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under Capital Leases:
Generation	$14,166	$18,681	$—	$9,625	$35,442
Other Property, Plant and Equipment	19,414	100,419	22,569	16,472	159,472
Total Property, Plant and Equipment	33,580	119,100	22,569	26,097	194,914
Accumulated Amortization	14,040	15,956	8,003	11,796	80,155
Net Property, Plant and Equipment Under Capital Leases	$19,540	$103,144	$14,566	$14,301	$114,759

Obligations Under Capital Leases:
Noncurrent Liability	$14,435	$61,094	$10,996	$10,929	$91,044
Liability Due Within One Year	5,105	42,050	3,570	3,372	17,557

Total Obligations Under Capital Leases	$19,540	$103,144	$14,566	$14,301	$108,601

December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under Capital Leases:
Generation	$13,531	$18,324	$—	$9,675	$34,476
Other Property, Plant and Equipment	18,720	130,249	26,532	15,413	157,853
Total Property, Plant and Equipment	32,251	148,573	26,532	25,088	192,329
Accumulated Amortization	11,379	15,356	9,800	10,957	66,637
Net Property, Plant and Equipment Under Capital Leases	$20,872	$133,217	$16,732	$14,131	$125,692

Obligations Under Capital Leases:
Noncurrent Liability	$15,718	$87,000	$11,212	$10,222	$105,086
Liability Due Within One Year	5,154	46,210	5,520	3,909	17,899

Total Obligations Under Capital Leases	$20,872	$133,210	$16,732	$14,131	$122,985

Future minimum lease payments consisted of the following as of December 31, 2014:

Capital Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$5,668	$42,724	$4,140	$4,001	$23,721
2016	5,063	35,817	3,634	3,575	20,700
2017	4,171	11,419	3,381	3,425	21,863
2018	3,166	6,025	2,854	2,391	11,751
2019	1,146	2,718	747	1,173	10,463
Later Years	1,815	22,467	1,489	1,925	46,016
Total Future Minimum Lease Payments	21,029	121,170	16,245	16,490	134,514
Less Estimated Interest Element	1,489	18,026	1,679	2,189	25,913
Estimated Present Value of Future Minimum Lease Payments	$19,540	$103,144	$14,566	$14,301	$108,601

Noncancelable Operating Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$15,817	$95,357	$13,471	$3,031	$5,392
2016	15,101	89,448	9,575	2,922	4,679
2017	14,669	87,031	9,036	2,760	4,225
2018	13,886	85,858	7,906	2,391	3,754
2019	11,818	85,130	6,765	1,800	3,457
Later Years	42,866	262,263	24,743	5,094	14,819
Total Future Minimum Lease Payments	$114,157	$705,087	$71,496	$17,998	$36,326

Master Lease Agreements

The Registrant Subsidiaries lease certain equipment under master lease agreements.  Under the lease agreements, the lessor is guaranteed a residual value up to a stated percentage of either the unamortized balance or the equipment cost at the end of the lease term.  If the actual fair value of the leased equipment is below the guaranteed residual value at the end of the lease term, the Registrant Subsidiaries are committed to pay the difference between the actual fair value and the residual value guarantee.  Historically, at the end of the lease term the fair value has been in excess of the unamortized balance.  As of December 31, 2014, the maximum potential loss by Registrant Subsidiary for these lease agreements assuming the fair value of the equipment is zero at the end of the lease term is as follows:

Company	Maximum Potential Loss
(in thousands)
APCo	$4,026
I&M	2,861
OPCo	4,829
PSO	2,214
SWEPCo	2,774

Rockport Lease

AEGCo and I&M entered into a sale-and-leaseback transaction in 1989 with Wilmington Trust Company (Owner Trustee), an unrelated, unconsolidated trustee for Rockport Plant, Unit 2 (the Plant).  The Owner Trustee was capitalized with equity from six owner participants with no relationship to AEP or any of its subsidiaries and debt from a syndicate of banks and securities in a private placement to certain institutional investors.

The gain from the sale was deferred and is being amortized over the term of the lease, which expires in 2022.  The Owner Trustee owns the Plant and leases it equally to AEGCo and I&M.  The lease is accounted for as an operating lease with the payment obligations included in the future minimum lease payments schedule earlier in this note.  The lease term is for 33 years with potential renewal options.  At the end of the lease term, AEGCo and I&M have the option to renew the lease or the Owner Trustee can sell the Plant.  AEP, AEGCo and I&M have no ownership interest in the Owner Trustee and do not guarantee its debt.  I&M’s future minimum lease payments for this sale-and-leaseback transaction as of December 31, 2014 are as follows:

Future Minimum Lease Payments	I&M
(in thousands)
2015	$73,854
2016	73,854
2017	73,854
2018	73,854
2019	73,854
Later Years	221,562
Total Future Minimum Lease Payments	$590,832

Railcar Lease

In June 2003, AEP Transportation LLC (AEP Transportation), a subsidiary of AEP, entered into an agreement with BTM Capital Corporation, as lessor, to lease 875 coal-transporting aluminum railcars.  The lease is accounted for as an operating lease.  In January 2008, AEP Transportation assigned the remaining 848 railcars under the original lease agreement to I&M (390 railcars) and SWEPCo (458 railcars).  The assignment is accounted for as operating leases for I&M and SWEPCo.  The initial lease term was five years with three consecutive five-year renewal periods for a maximum lease term of twenty years.  I&M and SWEPCo intend to renew these leases for the full lease term of twenty years via the renewal options.  The future minimum lease obligations are $11 million and $13 million for I&M and SWEPCo, respectively, for the remaining railcars as of December 31, 2014.  These obligations are included in the future minimum lease payments schedule earlier in this note.

Under the lease agreement, the lessor is guaranteed that the sale proceeds under a return-and-sale option will equal at least a lessee obligation amount specified in the lease, which declines from approximately 83% of the projected fair value of the equipment under the current five-year lease term to 77% at the end of the 20-year term.  I&M and SWEPCo have assumed the guarantee under the return-and-sale option.  The maximum potential losses related to the guarantee are approximately $9 million and $10 million for I&M and SWEPCo, respectively, assuming the fair value of the equipment is zero at the end of the current five-year lease term.  However, management believes that the fair value would produce a sufficient sales price to avoid any loss.

Sabine Dragline Lease

During 2009, Sabine entered into capital lease arrangements with a nonaffiliated company to finance the purchase of two electric draglines to be used for Sabine’s mining operations totaling $47 million.  The amounts included in the lease represented the aggregate fair value of the existing equipment and a sale-and-leaseback transaction for additional dragline rebuild costs required to keep the dragline operational.  These capital lease assets are included in Other Property, Plant and Equipment on SWEPCo’s December 31, 2014 and 2013 balance sheets.  The short-term and long-term capital lease obligations are included in Obligations Under Capital Leases on SWEPCo’s December 31, 2014 and 2013 balance sheets.  The future payment obligations are included in SWEPCo’s future minimum lease payments schedule earlier in this note.

I&M Nuclear Fuel Lease

In November 2013, I&M entered into a sale-and-leaseback transaction with IMP 11-2013, a nonaffiliated Ohio trust, to lease nuclear fuel for I&M’s Cook Plant.  In November 2013, I&M sold a portion of its unamortized nuclear fuel inventory to the trust for $110 million.  The lease has a variable rate based on one month LIBOR and is accounted for as a capital lease with lease terms up to 54 months.  The future payment obligations of $67 million are included in I&M’s future minimum lease payments schedule earlier in this note.  The net capital lease asset is included in Other Property, Plant and Equipment and the short-term and long-term capital lease obligations are included in Other Current Liabilities and Deferred Credits and Other Noncurrent Liabilities, respectively, on I&M’s December 31, 2014 balance sheet.  The future minimum lease payments for the sale-and-leaseback transaction as of December 31, 2014 are as follows, based on estimated fuel burn:

Future Minimum Lease Payments	I&M
(in thousands)
2015	$32,173
2016	26,879
2017	5,760
2018	2,397
Total Future Minimum Lease Payments	$67,209

Southwestern Electric Power Co [Member]
Leases
LEASES

Leases of property, plant and equipment are for remaining periods up to 35 years and require payments of related property taxes, maintenance and operating costs.  The majority of the leases have purchase or renewal options and will be renewed or replaced by other leases.

Lease rentals for both operating and capital leases are generally charged to Other Operation and Maintenance expense in accordance with rate-making treatment for regulated operations.  Additionally, for regulated operations with capital leases, a capital lease asset and offsetting liability are recorded at the present value of the remaining lease payments for each reporting period.  Capital leases for nonregulated property are accounted for as if the assets were owned and financed.  The components of rental costs are as follows:

Year Ended December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$18,348	$93,440	$6,610	$3,171	$5,465
Amortization of Capital Leases	5,525	44,369	5,714	4,227	14,960
Interest on Capital Leases	1,012	2,834	1,189	747	7,369
Total Lease Rental Costs	$24,885	$140,643	$13,513	$8,145	$27,794

Year Ended December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$17,500	$95,606	$57,814	$4,131	$6,328
Amortization of Capital Leases	6,293	11,307	7,800	4,099	15,456
Interest on Capital Leases	1,410	1,870	4,125	782	8,153
Total Lease Rental Costs	$25,203	$108,783	$69,739	$9,012	$29,937

Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Net Lease Expense on Operating Leases	$15,633	$95,509	$59,836	$5,283	$5,797
Amortization of Capital Leases	7,429	8,429	10,906	3,839	14,793
Interest on Capital Leases	1,782	1,738	3,307	815	9,041
Total Lease Rental Costs	$24,844	$105,676	$74,049	$9,937	$29,631

The following table shows the property, plant and equipment under capital leases and related obligations recorded on the Registrant Subsidiaries’ balance sheets.  Unless shown as a separate line on the balance sheet due to materiality, current capital lease obligations are included in Other Current Liabilities and long-term capital lease obligations are included in Deferred Credits and Other Noncurrent Liabilities on the Registrant Subsidiaries’ balance sheets.

December 31, 2014	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under Capital Leases:
Generation	$14,166	$18,681	$—	$9,625	$35,442
Other Property, Plant and Equipment	19,414	100,419	22,569	16,472	159,472
Total Property, Plant and Equipment	33,580	119,100	22,569	26,097	194,914
Accumulated Amortization	14,040	15,956	8,003	11,796	80,155
Net Property, Plant and Equipment Under Capital Leases	$19,540	$103,144	$14,566	$14,301	$114,759

Obligations Under Capital Leases:
Noncurrent Liability	$14,435	$61,094	$10,996	$10,929	$91,044
Liability Due Within One Year	5,105	42,050	3,570	3,372	17,557

Total Obligations Under Capital Leases	$19,540	$103,144	$14,566	$14,301	$108,601

December 31, 2013	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
Property, Plant and Equipment Under Capital Leases:
Generation	$13,531	$18,324	$—	$9,675	$34,476
Other Property, Plant and Equipment	18,720	130,249	26,532	15,413	157,853
Total Property, Plant and Equipment	32,251	148,573	26,532	25,088	192,329
Accumulated Amortization	11,379	15,356	9,800	10,957	66,637
Net Property, Plant and Equipment Under Capital Leases	$20,872	$133,217	$16,732	$14,131	$125,692

Obligations Under Capital Leases:
Noncurrent Liability	$15,718	$87,000	$11,212	$10,222	$105,086
Liability Due Within One Year	5,154	46,210	5,520	3,909	17,899

Total Obligations Under Capital Leases	$20,872	$133,210	$16,732	$14,131	$122,985

Future minimum lease payments consisted of the following as of December 31, 2014:

Capital Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$5,668	$42,724	$4,140	$4,001	$23,721
2016	5,063	35,817	3,634	3,575	20,700
2017	4,171	11,419	3,381	3,425	21,863
2018	3,166	6,025	2,854	2,391	11,751
2019	1,146	2,718	747	1,173	10,463
Later Years	1,815	22,467	1,489	1,925	46,016
Total Future Minimum Lease Payments	21,029	121,170	16,245	16,490	134,514
Less Estimated Interest Element	1,489	18,026	1,679	2,189	25,913
Estimated Present Value of Future Minimum Lease Payments	$19,540	$103,144	$14,566	$14,301	$108,601

Noncancelable Operating Leases	APCo	I&M	OPCo	PSO	SWEPCo
	(in thousands)
2015	$15,817	$95,357	$13,471	$3,031	$5,392
2016	15,101	89,448	9,575	2,922	4,679
2017	14,669	87,031	9,036	2,760	4,225
2018	13,886	85,858	7,906	2,391	3,754
2019	11,818	85,130	6,765	1,800	3,457
Later Years	42,866	262,263	24,743	5,094	14,819
Total Future Minimum Lease Payments	$114,157	$705,087	$71,496	$17,998	$36,326

Master Lease Agreements

The Registrant Subsidiaries lease certain equipment under master lease agreements.  Under the lease agreements, the lessor is guaranteed a residual value up to a stated percentage of either the unamortized balance or the equipment cost at the end of the lease term.  If the actual fair value of the leased equipment is below the guaranteed residual value at the end of the lease term, the Registrant Subsidiaries are committed to pay the difference between the actual fair value and the residual value guarantee.  Historically, at the end of the lease term the fair value has been in excess of the unamortized balance.  As of December 31, 2014, the maximum potential loss by Registrant Subsidiary for these lease agreements assuming the fair value of the equipment is zero at the end of the lease term is as follows:

Company	Maximum Potential Loss
(in thousands)
APCo	$4,026
I&M	2,861
OPCo	4,829
PSO	2,214
SWEPCo	2,774

Rockport Lease

AEGCo and I&M entered into a sale-and-leaseback transaction in 1989 with Wilmington Trust Company (Owner Trustee), an unrelated, unconsolidated trustee for Rockport Plant, Unit 2 (the Plant).  The Owner Trustee was capitalized with equity from six owner participants with no relationship to AEP or any of its subsidiaries and debt from a syndicate of banks and securities in a private placement to certain institutional investors.

The gain from the sale was deferred and is being amortized over the term of the lease, which expires in 2022.  The Owner Trustee owns the Plant and leases it equally to AEGCo and I&M.  The lease is accounted for as an operating lease with the payment obligations included in the future minimum lease payments schedule earlier in this note.  The lease term is for 33 years with potential renewal options.  At the end of the lease term, AEGCo and I&M have the option to renew the lease or the Owner Trustee can sell the Plant.  AEP, AEGCo and I&M have no ownership interest in the Owner Trustee and do not guarantee its debt.  I&M’s future minimum lease payments for this sale-and-leaseback transaction as of December 31, 2014 are as follows:

Future Minimum Lease Payments	I&M
(in thousands)
2015	$73,854
2016	73,854
2017	73,854
2018	73,854
2019	73,854
Later Years	221,562
Total Future Minimum Lease Payments	$590,832

Railcar Lease

In June 2003, AEP Transportation LLC (AEP Transportation), a subsidiary of AEP, entered into an agreement with BTM Capital Corporation, as lessor, to lease 875 coal-transporting aluminum railcars.  The lease is accounted for as an operating lease.  In January 2008, AEP Transportation assigned the remaining 848 railcars under the original lease agreement to I&M (390 railcars) and SWEPCo (458 railcars).  The assignment is accounted for as operating leases for I&M and SWEPCo.  The initial lease term was five years with three consecutive five-year renewal periods for a maximum lease term of twenty years.  I&M and SWEPCo intend to renew these leases for the full lease term of twenty years via the renewal options.  The future minimum lease obligations are $11 million and $13 million for I&M and SWEPCo, respectively, for the remaining railcars as of December 31, 2014.  These obligations are included in the future minimum lease payments schedule earlier in this note.

Under the lease agreement, the lessor is guaranteed that the sale proceeds under a return-and-sale option will equal at least a lessee obligation amount specified in the lease, which declines from approximately 83% of the projected fair value of the equipment under the current five-year lease term to 77% at the end of the 20-year term.  I&M and SWEPCo have assumed the guarantee under the return-and-sale option.  The maximum potential losses related to the guarantee are approximately $9 million and $10 million for I&M and SWEPCo, respectively, assuming the fair value of the equipment is zero at the end of the current five-year lease term.  However, management believes that the fair value would produce a sufficient sales price to avoid any loss.

Sabine Dragline Lease

During 2009, Sabine entered into capital lease arrangements with a nonaffiliated company to finance the purchase of two electric draglines to be used for Sabine’s mining operations totaling $47 million.  The amounts included in the lease represented the aggregate fair value of the existing equipment and a sale-and-leaseback transaction for additional dragline rebuild costs required to keep the dragline operational.  These capital lease assets are included in Other Property, Plant and Equipment on SWEPCo’s December 31, 2014 and 2013 balance sheets.  The short-term and long-term capital lease obligations are included in Obligations Under Capital Leases on SWEPCo’s December 31, 2014 and 2013 balance sheets.  The future payment obligations are included in SWEPCo’s future minimum lease payments schedule earlier in this note.

I&M Nuclear Fuel Lease

In November 2013, I&M entered into a sale-and-leaseback transaction with IMP 11-2013, a nonaffiliated Ohio trust, to lease nuclear fuel for I&M’s Cook Plant.  In November 2013, I&M sold a portion of its unamortized nuclear fuel inventory to the trust for $110 million.  The lease has a variable rate based on one month LIBOR and is accounted for as a capital lease with lease terms up to 54 months.  The future payment obligations of $67 million are included in I&M’s future minimum lease payments schedule earlier in this note.  The net capital lease asset is included in Other Property, Plant and Equipment and the short-term and long-term capital lease obligations are included in Other Current Liabilities and Deferred Credits and Other Noncurrent Liabilities, respectively, on I&M’s December 31, 2014 balance sheet.  The future minimum lease payments for the sale-and-leaseback transaction as of December 31, 2014 are as follows, based on estimated fuel burn:

Future Minimum Lease Payments	I&M
(in thousands)
2015	$32,173
2016	26,879
2017	5,760
2018	2,397
Total Future Minimum Lease Payments	$67,209